CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Parent Company CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares, at cost CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the period at Dec. 31, 2019	¥ 38,302,604	¥ 517	¥ 22,336,594		¥ 16,726,540	¥ 675,720	¥ 100,793	¥ 38,403,397
Balance, beginning of the period (in shares) at Dec. 31, 2019 | shares		781,947,464
Treasury shares, at cost, beginning balance at Dec. 31, 2019				¥ (1,436,767)
Increase (Decrease) in Stockholders' Equity
Net income	4,312,213				4,312,213		14,233	4,326,446
Foreign currency translation adjustments	(771,291)					(771,291)		(771,291)
Acquisition of non-controlling interests of subsidiaries	(17,129)		(17,129)				(11,179)	(28,308)
Share-based compensation and ordinary shares issued for share-based compensation	264,154		177,916	86,238				264,154
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,947,269
Repurchase of ordinary shares	(1,228,341)			(1,228,341)				(1,228,341)
Repurchase of ordinary shares (in shares) | shares		(6,774,761)
Capital contribution from non-controlling interest holders	807		807				17,038	17,845
Distribution of dividends	(1,648,037)		(1,648,037)					(1,648,037)
Issuance of ordinary shares	9,763,833	¥ 36	9,763,797					9,763,833
Issuance of ordinary shares (in shares) | shares		51,750,000
Balance at ending of the period at Dec. 31, 2020	48,978,813	¥ 553	30,613,948		21,038,753	(95,571)	120,885	49,099,698
Shares outstanding, end of the period at Dec. 31, 2020 | shares		828,869,972
Treasury shares, at cost, ending balance at Dec. 31, 2020				(2,578,870)
Increase (Decrease) in Stockholders' Equity
Net income	4,754,827				4,754,827		(53,500)	4,701,327
Foreign currency translation adjustments	(146,533)					(146,533)		(146,533)
Acquisition of non-controlling interests of subsidiaries	(43,994)		(43,994)				(127,824)	(171,818)
Share-based compensation and ordinary shares issued for share-based compensation	248,027		229,052	49,496	(30,521)			248,027
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,161,362
Repurchase of ordinary shares	(3,810,586)			(3,810,586)				(3,810,586)
Repurchase of ordinary shares (in shares) | shares		(21,583,045)
Non-controlling interest recognized from partial disposal	1,850		1,850				11,083	12,933
Capital contribution from non-controlling interest holders							380,301	380,301
Distribution of dividends	(1,345,157)		(1,345,157)					(1,345,157)
Decrease of non-controlling interests from disposal of subsidiaries							(40,611)	(40,611)
Cancellation of ordinary shares		¥ (18)	(1,226,673)	4,272,951	(3,046,260)
Balance at ending of the period at Dec. 31, 2021	48,637,247	¥ 535	28,229,026		22,716,799	(242,104)	290,334	48,927,581
Shares outstanding, end of the period at Dec. 31, 2021 | shares		808,448,289
Treasury shares, at cost, ending balance at Dec. 31, 2021				(2,067,009)				(2,067,009)
Increase (Decrease) in Stockholders' Equity
Net income	6,809,056				6,809,056		(150,090)	6,658,966	$ 965,458
Foreign currency translation adjustments	155,432					155,432		155,432	22,536
Acquisition of non-controlling interests of subsidiaries	(5,060)		(5,060)				(34,069)	(39,129)
Share-based compensation and ordinary shares issued for share-based compensation	178,980		156,318	89,026	(66,364)			178,980
Share-based compensation and ordinary shares issued for share-based compensation (in shares) | shares		1,284,827
Capped Call options in connection with issuance of convertible senior notes	(373,139)		(373,139)					(373,139)
Repurchase of ordinary shares	(84,547)			(84,547)				(84,547)
Repurchase of ordinary shares (in shares) | shares		(486,007)
Non-controlling interest recognized from partial disposal							49,159	49,159
Capital contribution from non-controlling interest holders							275,950	275,950
Distribution of dividends	(1,289,418)		(1,289,418)					(1,289,418)
Removal of non-controlling interests due to disposal of subsidiaries							12,635	12,635
Balance at ending of the period at Dec. 31, 2022	¥ 54,028,551	¥ 535	¥ 26,717,727		¥ 29,459,491	¥ (86,672)	¥ 443,919	54,472,470	7,897,765
Shares outstanding, end of the period at Dec. 31, 2022 | shares		809,247,109
Treasury shares, at cost, ending balance at Dec. 31, 2022				¥ (2,062,530)				¥ (2,062,530)	$ (299,039)